STOCK-BASED INCENTIVE COMPENSATION PLANS	12 Months Ended
Nov. 27, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED INCENTIVE COMPENSATION PLANS
NOTE 11:	STOCK-BASED INCENTIVE COMPENSATION PLANS

The Company recognized stock-based compensation expense of $20.3 million, $25.6 million and $24.8 million, and related income tax benefits of $7.8 million, $9.8 million and $9.6 million, respectively, for the years ended November 27, 2016, November 29, 2015 and November 30, 2014, respectively. As of November 27, 2016, there was $37.6 million of total unrecognized compensation cost related to unvested equity and liability awards, which cost is expected to be recognized over a weighted-average period of 2.14 years. No stock-based compensation cost has been capitalized in the accompanying consolidated financial statements.

2016 Equity Incentive Plan

In April 2016, the Company amended, restated and renamed the 2006 Equity Incentive Plan to the 2016 Equity Incentive Plan (“EIP”). Under the Company’s EIP, a variety of stock awards, including stock options, restricted stock, restricted stock units (“RSUs”), stock appreciation rights (“SARs”) and cash or equity settled performance awards may be granted. The aggregate number of shares of common stock authorized for issuance under the EIP is 8,000,000 shares. At November 27, 2016, 2,906,683 shares remained available for issuance.

Under the EIP, stock awards have a maximum contractual term of ten years and generally must have an exercise price at least equal to the fair market value of the Company’s common stock on the grant date. Awards generally vest according to terms determined at the time of grant, or as otherwise determined by the Board in its discretion.

Upon the exercise of a SAR, the participant will receive shares of common stock. The number of shares of common stock issued per SAR unit exercised is equal to (i) the excess of the per-share fair market value of the Company’s common stock on the date of exercise over the exercise price of the SAR, divided by (ii) the per-share fair market value of the Company’s common stock on the date of exercise.

Only non-employee members of the Board have received RSUs. Each recipient’s vested RSUs are converted to a share of common stock six months after their discontinuation of service with the Company. The RSUs additionally have “dividend equivalent rights,” of which dividends paid by the Company on its common stock are credited by the equivalent addition of RSUs.

Shares of common stock will be issued from the Company’s authorized but unissued shares and are subject to the Stockholders Agreement that governs all shares.

Shares of common stock issued under the EIP contain certain repurchase rights, which may be exercised only with respect to shares of the Company’s common stock that have been held by a participant for at least six months following their issuance date. The holder is exposed to the risk and rewards of ownership for a reasonable period of time. Accordingly, the SARs and RSUs are classified as equity awards, and are reported in “Stockholders’ equity” in the accompanying consolidated balance sheets.

Temporary equity. Equity-classified stock-based awards that may be settled in cash at the option of the holder are presented on the balance sheet outside permanent equity. Accordingly, “Temporary equity” on the face of the accompanying consolidated balance sheets includes the portion of the intrinsic value of these awards generally relating to the elapsed service period since the grant date as well as the fair value of common stock issued pursuant to the EIP. The increase in temporary equity from the year ended November 29, 2015 to November 27, 2016, was primarily due additional vesting of performance awards and service awards.

Equity Awards

SARs. The Company grants SARs, which include service or performance conditions, to a small group of the Company’s senior executives. Beginning in 2013, the Company issued cliff vesting performance awards (“performance-based SARs”) to align with the achievement of three-year financial performance goals. SARs activity during the year ended November 27, 2016 was as follows:

	Service SARs			Performance-based SARs
	Units	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Units	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)
	(Units in thousands)
Outstanding at November 29, 2015	2,669	$47.02	4.3	1,228	$54.96	5.0
Granted	629	62.27		419	62.27
Exercised	(71)	46.80		(45)	42.44
Forfeited	(106)	64.88		(92)	68.32
Expired	(19)	74.05		—	—
Canceled/Performance adjusted	—	—		(308)	40.43

Outstanding at November 27, 2016	3,102	$49.35	3.9	1,202	$60.68	5.0

Vested and expected to vest at November 27, 2016	3,028	$48.96	3.8	1,040	$59.96	4.9

Exercisable at November 27, 2016	1,902	$38.63	2.8	263	$40.09	3.3

SARs with service conditions (“service SARs”) vest from three-and-a-half to four years, and have maximum contractual lives ranging from seven to ten years. The performance-based SARs vest at varying unit amounts, up to 150% of those awarded, based on the attainment of certain three-year cumulative performance goals and have maximum contractual lives of seven years. The total intrinsic value of service SARs exercised during the year ended November 27, 2016, and November 29, 2015, was $1.4 million and $4.7 million, respectively. The total intrinsic value of performance SARs exercised during the year ended November 27, 2016 was $1.0 million. The total fair value of service SARs vested as of November 27, 2016, and November 29, 2015, was $54.0 million and $51.8 million, respectively. The total fair value of performance SARs vested as of November 27, 2016 was $7.1 million. Unrecognized future compensation costs as of November 27, 2016 of $12.9 million for service SARs and $6.0 million for performance-based SARs are expected to be recognized over weighted-average periods of 2.69 years and 1.99 years, respectively. The Company believes it is probable that the performance-based SARs will vest.

The weighted-average grant date fair value of SARs was estimated using the Black-Scholes option valuation model, unless the awards were subject to market conditions, in which case the Company utilized the Monte Carlo simulation model. The weighted-average grant date fair values and corresponding weighted-average assumptions used in the Black-Scholes option valuation model were as follows:

	Service SARs Granted			Performance-based SARs Granted
	2016	2015	2014	2016	2015	2014

Weighted-average grant date fair value	$15.74	$18.24	$14.62	$15.94	$18.73	$15.75

Weighted-average assumptions:
Expected life (in years)	4.8	4.7	4.7	5.0	5.0	5.0
Expected volatility	36.4%	31.8%	31.8%	36.3%	31.8%	33.1%
Risk-free interest rate	1.1%	1.2%	1.5%	1.1%	1.3%	1.6%
Expected dividend	2.5%	1.6%	1.2%	2.5%	1.6%	1.2%

The weighted-average grant date fair value of SARs subject to market conditions was estimated using a Monte Carlo simulation model. The weighted-average grant date fair values and corresponding weighted-average assumptions used in the model were as follows:

	Performance-based SARs Granted
	2016	2015	2014

Weighted-average grant date fair value	$20.56	$21.41	$22.63

Weighted-average assumptions:
Expected life (in years)	4.8	4.8	4.8
Expected volatility	36.5%	30.1%	33.0%
Risk-free interest rate	1.5%	1.6%	2.2%
Expected dividend	2.6%	1.8%	1.0%

RSUs. The Company grants RSUs to certain members of its Board. RSU activity during the year ended November 27, 2016 was as follows:

	Units	Weighted-Average Fair Value
	(Units in thousands)
Outstanding at November 29, 2015	66	$58.51
Granted	23	67.95
Converted	(13)	61.47

Outstanding, vested and expected to vest at November 27, 2016	76	$60.90

The weighted-average grant date fair value of RSUs was estimated using the Evercore stock valuation. The total fair value of RSUs outstanding, vested and expected to vest as of November 27, 2016, and November 29, 2015, was $5.1 million and $4.5 million, respectively.

RSUs vest in a series of three equal installments at thirteen months, twenty-four months and thirty-six months following the date of grant. However, if the recipient’s continuous service terminates for a reason other than cause after the first vesting installment, but prior to full vesting, then the remaining unvested portion of the award becomes fully vested as of the date of such termination.

Liability Awards

Cash settled liability awards provide long-term incentive compensation for select levels of the Company’s management. The common stock values used in the determination of the cash settled awards and payouts are approved by the Board based on the Evercore stock valuation. Unvested awards are subject to forfeiture upon termination of employment, but are subject in some cases to early vesting upon specified events, as defined in the agreement. From 2008 through 2012, the Company’s Total Shareholder Return Plan (“TSRP”) provided grants of units that vest over a three-year performance period. Upon vesting of a TSRP unit, the participant would receive a cash payout in an amount equal to the excess of the per-share value of the Company’s common stock at the end of the three-year performance period over the per-share value at the date of grant. In 2013, the Company replaced the TSRP with the Phantom Restricted Stock Unit Plan (“PRSU”). The PRSU provides for grants of units, with actual number of units vesting subject to a minimum and maximum, based on the fair value of the common stock at the end of a three-year performance period. Upon vesting of a PRSU unit, the participant will receive a cash payout in an amount equal to the vested units multiplied by the fair value of the Company’s common stock at the end of the three-year performance period. Unrecognized future compensation cost as of November 27, 2016, for PRSUs is $18.7 million and is expected to be recognized over a weighted-average period of 1.81 years. The Company believes it is probable that the liability awards will vest.

Liability award activity during the year ended November 27, 2016 was as follows:

	PRSUs
	Units	Weighted- Average Exercise Price	Weighted- Average Fair Value At Period End
Outstanding at November 29, 2015	626	$57.92	$68.00
Granted	334	61.94
Vested	(245)	38.40
Performance adjustment of PRSU	(6)	111.34
Forfeited	(70)	67.58

Outstanding at November 27, 2016	639	$65.92	$67.00

Expected to vest at November 27, 2016	560	$66.09	$67.00

Exercisable at November 27, 2016	—	$—	$—

The total intrinsic value of PRSU awards exercised during the year ended November 27, 2016 was $15.8 million. The weighted-average fair value of PRSUs at the grant date was estimated using the Evercore stock valuation while the PRSUs fair value at November 27, 2016, was estimated using an internally derived calculation consistent with Evercore’s calculation methodology.

As of November 29, 2015, there were no TSRP awards outstanding, vested or expected to vest, due to the replacement of the TSRP with the PRSU. The total intrinsic value of TSRPs exercised during the years ended November 29, 2015 and November 30, 2014 was $5.6 million and $3.5 million, respectively. The total fair value of TSRPs vested as of November 30, 2014 was $6.9 million. The weighted-average fair value of TSRPs at November 30, 2014, was estimated using the Black-Scholes option valuation model. The weighted-average assumptions used in the TSRPs Black-Scholes model were as follows:

November 30, 2014

Weighted-average assumptions:
Expected life (in years)	0.1
Expected volatility	27.3%
Risk-free interest rate	—
Expected dividend	1.2%